VISTA POINT ASSETS LLC ABS-15G

Exhibit 99.8 - Schedule 4

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
908572	D	A	D	A	A	A	A	A	Closed	FCRE1201	2023-06-28 10:46	2023-06-30 10:24	Cured	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report not Provided	Cured-Finding cured with documentation provided by client.
- Due Diligence Vendor-06/30/2023

Ready for Review-Document Uploaded. Document Uploaded.
- Buyer-06/30/2023

Open-Missing Third Party Fraud Report - Due Diligence
																						Vendor-06/28/2023		Cured-Finding cured with documentation provided by client. - Due Diligence Vendor-06/30/2023			xxxxxxxxx_ThirdPartyFraudReport.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Debt Consolidation	N/A	N/A
921206			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Debt Consolidation
723911	C	A	C	A	A	A	A	A	Closed	FCRE1204	2023-07-14 13:25	2023-07-19 10:24	Cured	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Cured-Uploaded Fraud report provided has cleared all watchlist concerns, finding cured. - Due Diligence Vendor-07/19/2023

Ready for Review-Please see attached clear fraud report.  - Buyer-07/19/2023

																						Open-Fraud Report Shows Uncleared Alerts SAM.GOV HITS FOR BORROWER AND LOAN OFFICER, SSN HIT FOR BORROWER. OFAC WAS CLEAR. - Due Diligence Vendor-07/14/2023		Cured-Uploaded Fraud report provided has cleared all watchlist concerns, finding cured. - Due Diligence Vendor-07/19/2023			LoanSafeConnect.230522725.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
893664			C	B	C	B	A	A	A	A	Closed	FCRE1080	2024-03-25 14:29	2024-03-25 14:30	Resolved	1 - Information	C	A	Credit	Eligibility	Subject loan is Section 32 or state high-cost loan and is not eligible	Resolved-This condition is resolved or not applicable. - Due Diligence Vendor-03/25/2024 Open-Subject loan is Section 32 or state high-cost loan and is not eligible - Due Diligence Vendor-03/25/2024		Resolved-This condition is resolved or not applicable. - Due Diligence Vendor-03/25/2024				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
425339			C	B	C	B	A	A	A	A	Closed	FCRE1081	2024-03-25 14:30	2024-03-25 14:30	Resolved	1 - Information	C	A	Credit	Eligibility	Requirements of HPML or HPCT not met	Resolved-This condition is resolved or not applicable. - Due Diligence Vendor-03/25/2024 Open-Requirements of HPML or HPCT not met - Due Diligence Vendor-03/25/2024		Resolved-This condition is resolved or not applicable. - Due Diligence Vendor-03/25/2024				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
997815	C	B	C	B	A	A	A	A	Closed	FCRE9572	2023-08-11 10:17	2023-08-28 11:18	Acknowledged	2 - Non-Material	C	B	Credit	Income/Employment	Business bank statements were used for income qualification and did not meet investor requirements	Acknowledged- - Due Diligence Vendor-08/28/2023

Unable to Resolve-Unable to Resolve-We agree with Auditor, please proceed with clearing file and providing the Reliance Letter.  - Buyer-08/15/2023

																						Open-Qualifying income of $47,291.03 per month was used per 1008 included in file documentation. Auditor validated monthly self employment income (per bank statements provided, using eligible deposits and removing account transfers & unidentified deposits) of $43,864.27. DTI with Auditor income is 39.82%, an increase of 2.88% over qualifying DTI of 36.94%. - Due Diligence Vendor-08/11/2023						Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Other	Originator Post-Close	No
515248			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Debt Consolidation
285281			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Debt Consolidation
230923224			A	A	A	A	A	A	A	A							A	A										QM: Safe Harbor (SH)	QM: Safe Harbor (SH)	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Debt Consolidation
231023320			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	xxxxxx.xx	CA	Primary Residence	Refinance	Cash Out - Other